Long-Term Bank Borrowings (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of long-term bank borrowings
Loan from Bank	$ 15,850,000		$ 15,740,000		$ 32,615,500
Less: current portion	(15,850,000)	[1]	(15,740,000)	[1]	(17,445,500)	[2]
Loans payable to bank, non-current					15,170,000	[2]
China Construction bank [Member]
Summary of long-term bank borrowings
Loan from Bank			15,740,000		15,170,000
Industrial and Commercial Bank of China [Member]
Summary of long-term bank borrowings
Loan from Bank					4,551,000
Bank of China [Member]
Summary of long-term bank borrowings
Loan from Bank					$ 12,894,500

[1]	Note 13
[2]	Note 11